Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Operating revenue	$ 13,994	$ 16,817	$ 6,962
Cost of sales	(7,519)	(6,540)	(3,845)
Gross profit	6,475	10,277	3,117
Other income	322	735	139
Other expenses	(1,573)	(2,726)	(811)
Impairment losses	(1,917)		(10)
Impairment reversals		900	1,058
Profit before tax and net finance costs	3,307	9,186	3,493
Finance income	273	155	27
Finance costs	(307)	(167)	(230)
Profit before tax	3,273	9,174	3,290
Petroleum resource rent tax (PRRT) (expense)/benefit	(898)	313	(297)
Income tax expense	(653)	(2,912)	(957)
Profit after tax	1,722	6,575	2,036
Profit attributable to:
Equity holders of the parent	1,660	6,498	1,983
Non-controlling interest	62	77	53
Profit for the period	$ 1,722	$ 6,575	$ 2,036
Basic earnings per share attributable to equity holders of the parent	$ 0.875	$ 4.30	$ 2.06
Diluted earnings per share attributable to equity holders of the parent	$ 0.869	$ 4.263	$ 2.041